Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 585,857	$ 688,040
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	3,031,167	3,019,424
Accounts receivable from related parties	190,868	137,809
Inventories	1,055,099	1,036,809
Prepaid expenses and other current assets	994,777	937,761
Deferred tax asset, current	292,033	307,613
Total current assets	6,149,801	6,127,456
Property, plant and equipment, net	2,935,140	2,940,603
Intangible assets	681,264	710,116
Goodwill	11,468,599	11,421,889
Deferred tax asset, non-current	135,631	133,753
Equity Method Investments	617,430	637,373
Other assets	340,482	354,808
Total assets	22,328,347	22,325,998
Current liabilities:
Accounts payable	493,947	622,294
Accounts payable to related parties	199,285	123,350
Accrued expenses and other current liabilities	1,831,164	1,787,471
Short-term borrowings and other financial liabilities	115,322	117,850
Short-term borrowings from related parties	59,364	3,973
Current portion of long-term debt and capital lease obligations	514,118	334,747
Income tax payable, current	154,938	150,003
Deferred tax liability, current	37,409	30,303
Total current liabilities	3,405,547	3,169,991
Total long-term debt less current maturities	7,657,012	7,785,740
Other liabilities	324,338	294,569
Pension liabilities	432,060	423,361
Income tax payable, non-current	205,438	201,642
Deferred tax liability, non-current	652,612	664,001
Long term debt from related parties		56,174
Total liabilities	12,677,007	12,595,478
Noncontrolling interests subject to put provisions	541,347	523,260
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding as of December 31, 2012 (see note 7)	0	4,462
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 307,579,315 issued and 303,998,508 outstanding	380,510	374,915
Treasury Stock	248,889	0
Additional paid-in capital	3,548,973	3,491,581
Retained earnings	5,755,550	5,563,661
Accumulated other comprehensive (loss)	(594,404)	(492,113)
Total Company shareholders' equity	8,841,740	8,942,506
Minority interest	268,253	264,754
Total equity	9,109,993	9,207,260
Total liabilities and equity	$ 22,328,347	$ 22,325,998